BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS
NOTE 22: -	BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS

a.
2020 shareholders information refers to Monsanto Company (owned by Bayer AG), Corteva (see Note 21c, customer A and D) and Alpha Capital Anstalt, which to the Company’s knowledge, and as reported by the shareholders, Monsanto Company and Alpha Capital Anstalt hold approximately 4.5% and 2.9% of the Company's ordinary shares, respectively, and Corteva holds 27.84% of the Company's subsidiary shares. Monsanto Company and Corteva are major customers.

b.	Balances:

Balance at December 31, 2020:

	Executive officers	Certain shareholders

Receivables	$-	$1,078

Pre-funded warrants	$-	$4,144

Other payables	$739	$49

Other advances (see Note 23a.)	-	$9

Balance at December 31, 2019:

	Executive officers	Certain shareholder

Receivables	$-	$539

Other payables	$477	$-

Balance at December 31, 2018:

	Executive officers	Certain shareholder

Receivables	$-	$89

Other payables	$439	$-

c.	Benefits to directors:

	Year ended December 31,
	2020	2019	2018

Compensation to directors not employed by the Company or on its behalf	$385	$254	$261

Number of directors that received the above compensation by the Company	6	6	7

d.          Salary and Benefits to Executive officers:

	Year ended December 31,
	2020	2019	2017

Salary and related benefits	$2,385	$1,960	$1,976
Share-based compensation	1,789	1,070	669

	$4,174	$3,030	$2,645

Number of people that received salary and benefits	11	8	10

e.	Transactions:

For the year ended December 31, 2020

	Executive officers	Certain shareholders

Revenues	$-	$500
Cost of revenues	-	17
Research and development expenses (participation)	978	(1,723)
Business development expenses	1,756	-
General and administrative expenses	1,440	-
Financing expenses	$-	$1,944

For the year ended December 31, 2019

	Executive officers	Certain shareholder

Revenues	$-	$250
Research and development expenses (participation)	669	(1,280)
Business development expenses	1,250	-
General and administrative expenses	$1,111	$-

For the year ended December 31, 2018

	Executive officers	Certain shareholders

Revenues	$-	$664
Research and development expenses (participation)	1,056	(1,077)
Business development expenses	945	-
General and administrative expenses	$644	$-